Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.7%
Penn Series Flexibly Managed Fund*	197,395	$17,009,507
Penn Series Index 500 Fund*	745,906	27,867,029
Penn Series Large Cap Growth Fund*	159,349	5,519,859
Penn Series Large Cap Value Fund*	359,194	14,159,433
Penn Series Large Core Value Fund*	530,894	14,116,475
Penn Series Large Growth Stock Fund*	34,531	2,752,116
Penn Series Mid Cap Growth Fund*	129,208	5,638,632
Penn Series Mid Core Value Fund*	637,287	20,029,928
Penn Series Real Estate Securities Fund*	170,861	5,534,186
Penn Series Small Cap Index Fund*	254,278	8,581,893
Penn Series SMID Cap Growth Fund*	49,214	2,786,990
Penn Series SMID Cap Value Fund*	79,769	2,890,821
TOTAL AFFILIATED EQUITY FUNDS (Cost $81,521,720)		126,886,869

AFFILIATED FIXED INCOME FUNDS — 38.6%
Penn Series High Yield Bond Fund*	689,796	11,547,179
Penn Series Limited Maturity Bond Fund*	3,019,678	40,554,281
Penn Series Quality Bond Fund*	3,328,181	57,411,126
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $96,264,826)		109,512,586

AFFILIATED INTERNATIONAL EQUITY FUNDS — 16.6%
Penn Series Developed International Index Fund*	809,650	13,845,018
Penn Series Emerging Markets Equity Fund*	1,012,827	14,179,569
Penn Series International Equity Fund*	449,674	18,953,770
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $33,024,646)		46,978,357

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $1,037,359)	1,037,359	1,037,359
TOTAL INVESTMENTS — 100.3% (Cost $211,848,551)		$284,415,171
Other Assets & Liabilities — (0.3)%		(857,227)
TOTAL NET ASSETS — 100.0%		$283,557,944

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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